Advertising Expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising Expenses [Abstract]
Advertising expenses	$ 18.7	$ 43.1	$ 188.6
Advertising expenses charged from Sohu	$ 1.0	$ 2.7	$ 10.4